LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

NOTE 17 — LEASES

The Company leases office spaces for its headquarter office under non-cancelable operating lease agreement with expiration date in May 2023. Lease expense for the years ended December 31, 2022, 2021 and 2020 was $86,911, $92,537 and $158,612, respectively.

As of December 31, 2022 and 2021, the remaining lease term was 5 months and 6 months, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing for 2022 and based on the benchmark lending rate for three-year loans as published by China’s central bank for 2021 to discount lease payments to present value. The weighted-average discount rate of the Company’s operating leases was 3.85% and 3.95%, as of December 31, 2022 and 2021, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	December 31,	December 31,
	2022	2021
Right-of-use assets under operating leases	$13,107	$47,617

Operating lease liabilities, current	10,887	47,617
Total operating lease liabilities	$10,887	$47,617

As of December 31, 2022, maturities of lease liability were as follows:

As of
December 31,
Twelve months ending December 31,	2022
2023	$10,909
Total Future minimum lease payments	10,909
Less: Imputed interest	(22)
Total	$10,887